Consolidated Statements of Operations Information - Additional information on the nature of expenses incurred in continuing operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations Information
Depreciation, depletion and amortization	$ 7,929	$ 10,699	$ 11,023
Employee benefits expenses	8,057	7,194	6,922
Expenses for defined contribution plans and similar plans	$ 227	278	$ 253
Termination benefits		$ 394